Financial income and expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Net foreign exchange loss	SFr (1,177)	SFr 0	SFr (1,722)	SFr 0
Negative interest on financial assets held at amortized costs	0	(227)	0	(462)
Interest expense on leases	(9)	(11)	(18)	(23)
Other financial expenses	(6)	(3)	(9)	(5)
Total	SFr (1,192)	SFr (241)	SFr (1,749)	SFr (490)